FEDERAL HOME LOAN BANK ADVANCES AND REPURCHASE AGREEMENTS	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]

(8) Federal Home Loan Bank Advances and Repurchase Agreements

The following is a summary of the Bank’s borrowings from the Federal Home Loan Bank of Indianapolis as of December 31, 2012 and 2011 (000s omitted):

December 31, 2012

	Floating Rate		Fixed Rate
Maturing in	Amount	Rate	Amount	Rate
2013	95,000	2.59%	—	—
2014	12,000	0.47%	—	—
	$107,000	2.35%	$—	0.00%

December 31, 2011

	Floating Rate		Fixed Rate
Maturing in	Amount	Rate	Amount	Rate
2013	95,000	2.76%	—	—
2014	12,000	0.72%	—	—
	$107,000	2.53%	$—	0.00%
The weighted average maturity of the Federal Home Loan Bank advances was 0.5 years and 1.5 years as of December 31, 2012 and 2011, respectively. The interest rates on the floating rate advances reset quarterly based on the three month LIBOR rate plus a spread ranging from 16 to 260 basis points. The advances are subject to prepayment penalties and the provisions and conditions of the credit policy of the Federal Home Loan Bank of Indianapolis.
The following is a summary of the Bank’s borrowings under repurchase agreements as of December 31, 2012 and 2011 (000s omitted):

Securities Sold Under Agreements to Repurchase
December 31, 2012

	Floating Rate		Fixed Rate
Maturing in	Amount	Rate	Amount	Rate
2016	—	—	15,000	4.65%
	$—	—	$15,000	4.65%

Securities Sold Under Agreements to Repurchase
December 31, 2011

	Floating Rate		Fixed Rate
Maturing in	Amount	Rate	Amount	Rate
2012	—	—	5,000	4.12%
2016	—	—	15,000	4.65%
	$—	—	$20,000	4.52%
The average daily balance of Repurchase Agreements was $17,814,000 in 2012 and $23,918,000 in 2011. The weighted average interest rate on Repurchase Agreements was 4.57% in 2012 and 4.54% in 2011. The maximum month end balance of Repurchase Agreements was $20,000,000 in 2012 and $30,000,000 in 2011.
Investment securities issued by U.S. Government agencies with a carrying value of $22.8 million and $27.7 million were pledged to secure the repurchase agreement borrowings at December 31, 2012 and December 31, 2011, respectively.